Condensed Consolidated Balance Sheets (Parenthetical) - £ / shares	Jun. 30, 2021	Dec. 31, 2020
Common stock, outstanding (in shares)	41,695,335	35,930,331
Ordinary Shares
Common stock, par value (in dollars per share)	£ 0.008	£ 0.008
Common stock, authorized (in shares)	41,695,335	35,930,331
Common stock, issued (in shares)	41,695,335	35,930,331
Deferred Shares
Common stock, par value (in dollars per share)	£ 21,921.504	£ 21,921.504
Common stock, authorized (in shares)	1	1
Common stock, issued (in shares)	1	1
Common stock, outstanding (in shares)	1	1